SYNTHETIC GUARANTEED INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
SYNTHETIC GUARANTEED INVESTMENT CONTRACTS	SYNTHETIC GUARANTEED INVESTMENT CONTRACTS
Through the Master Trust, the Plan invests in a stable value fund that invests in synthetic GICs with financial institutions. Under these contracts, each insurance company guarantees repayment in full of the principal amount plus interest credited at a fixed rate for a specified period. Interest is credited to each contract based on an interest rate set each quarter by the individual insurance companies. This rate, which differs among contracts, takes into account any difference between prior quarter credited interest and the actual amount of investment earnings allocable to the contract in accordance with the established allocation procedures of the insurance company. The crediting rate is primarily based on the current yield-to-maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments over the duration of the covered investments at the time of computation. There are no reserves against contract value for credit risk.
Certain events could limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) certain amendments to the Plan documents that adversely impact the stable value fund; (ii) introduction of an investment option that competes with the stable value fund; (iii) certain Plan sponsor events (e.g. a significant divestiture) that cause a significant withdrawal from the Plan; (iv) the failure of the trust to qualify for exemption from federal income taxes; or, (v) material breach of contract provisions. RTX does not believe that the occurrence of any such event, which would limit the Plan's ability to transact at no less than contract value with participants, is probable. Certain events enable issuers to terminate their contracts with RTX and settle at an amount other than contract value. Under each contract, the Plan has the option to address and cure any such event within a specified period of time. RTX does not believe that the occurrence of any such event is probable.
Synthetic GICs held by the Master Trust were $11.9 billion and $10.1 billion at December 31, 2025 and 2024, respectively.